NOTES PAYABLE -PAST DUE (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 17, 2015	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 30, 2019	Apr. 30, 2019
Short-term Debt [Line Items]
Note payable description	On December 17, 2015, the Company issued a Promissory Note in the principal amount of $9,000. The note was due within 10 business days of the Company receiving notice of the effectiveness of its Form S-1 filed on February 22, 2016. Failure to make payment during that 10 business day period shall constitute an Event of Default, as a result of which the note will become immediately due and payable and the balance will bear interest at 7%. The Company’s Form S-1 was declared effective on March 8, 2016, and payment was due before March 22, 2016. The Company did not repay the note before March 22, 2016; therefore, the note is in default with an interest rate of 7%.
Principal amount	$ 9,000						$ 25,000
Interest amount						$ 5,000
Interest expense - Notes				$ 15,630	$ 5,630
Notes payable		$ 22,000		34,000	9,000
Note payable description	the Company receiving notice of the effectiveness of its Form S-1 filed on February 22, 2016. Failure to make payment during that 10-business day period shall constitute an Event of Default, as a result of which the note will become immediately due and payable, and the balance will bear interest at 7%. The Company’s Form S-1 was declared effective on March 8, 2016, and payment was due before March 22, 2016. The Company did not repay the note before March 22, 2016; therefore, the note is in default with an interest rate of 7%.
Debt instrument, maturity date	March 22, 2016	August 30, 2019
Interest rate	7.00%
Accrued interest expense - two notes		$ 34,246
Stage It Corp [Member]
Short-term Debt [Line Items]
Interest expense - Notes		464,023	$ 223,172	297,562	257,289
Notes payable		$ 1,742,422		1,041,500
Due to related party				547,500	547,500
Notes payable				$ 315,000	315,000
Interest rate		18.00%		18.00%
Compound interest				10.00%
Promissory Notes [Member] | Stage It Corp [Member]
Short-term Debt [Line Items]
Notes payable				$ 179,000	$ 179,000
Convertible Notes Payable [Member] | Stage It Corp [Member]
Short-term Debt [Line Items]
Due to related party				$ 275,000